Other Net Income	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Finance Income [Abstract]
Other net income	4 Other net income

	For the six months
	ended June 30,
	2024	2025
	RMB’000	RMB’000
Government grants	6,904	450
Net loss on disposal of non-current assets	—	(109)
Others	1,035	2,680
	7,939	3,021

6 Other net income

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Government grants	19,658	14,399	14,132
Net (loss)/gain on disposal of non-current assets	(950)	(1,087)	1,013
Others	588	2,438	1,346
	19,296	15,750	16,491